                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7822
                                    --------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
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(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2004
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 35.2%
       $15,000,000  Amstel Funding Corp., 1.96%,
                    1/24/05 (Acquired 9/24/04,
                    Cost $14,903,633)(2)                         $   14,981,217
        12,000,000  Amstel Funding Corp., 2.40%,
                    2/28/05 (Acquired 12/30/04,
                    Cost $11,952,000)(2)                             11,953,600
        25,000,000  Amstel Funding Corp., 2.375%,
                    3/7/05 (Acquired 12/2/04,
                    Cost $24,851,563)(2)                             24,892,795
        25,000,000  Amsterdam Funding Corp., 2.26%,
                    1/12/05 (Acquired 12/3/04,
                    Cost $24,937,222)(2)                             24,982,736
        20,000,000  Barclays U.S. Funding LLC, 2.32%,
                    2/28/05                                          19,925,406
        10,000,000  Dakota Notes of the CitiBank
                    Credit Card Issuance Trust, 2.25%,
                    1/21/05 (Acquired 11/23/04,
                    Cost $9,963,125)(2)                               9,987,500
        25,000,000  Dakota Notes of the CitiBank
                    Credit Card Issuance Trust, 2.40%,
                    2/24/05 (Acquired 12/28/04,
                    Cost $24,905,000)(2)                             24,910,000
        40,000,000  CRC Funding LLC, 2.00%, 1/19/05
                    (Acquired 10/12/04,
                    Cost $39,780,000)(2)                             39,959,999
        20,000,000  CRC Funding LLC, 2.20%, 1/20/05
                    (Acquired 11/17/04,
                    Cost $19,923,000)(2)                             19,976,778
        25,000,000  Crown Point Capital Co., 2.26%,
                    1/5/05 (Acquired 12/3/04,
                    Cost $24,948,208)(2)                             24,993,722
        30,000,000  Crown Point Capital Co., 2.01%,
                    1/14/05 (Acquired 10/18/04,
                    Cost $29,852,600)(2)                             29,978,225
        11,700,000  Danske Corporation, 2.35%,
                    1/4/05                                           11,697,709
        24,000,000  Dexia Delaware LLC, 2.35%,
                    3/3/05                                           23,904,637
        23,000,000  Emerald Notes of the MBNA,
                    2.03%, 1/20/05
                    (Acquired 10/20/04-10/25/04,
                    Cost $22,881,326)(2)                             22,975,345
        10,000,000  Emerald Notes of the MBNA,
                    2.15%, 1/26/05 (Acquired 11/4/04,
                    Cost $9,950,431)(2)                               9,985,069
        20,000,000  Emerald Notes of the MBNA,
                    2.28%, 2/3/05 (Acquired 11/18/04,
                    Cost $19,902,467)(2)                             19,958,200
         8,000,000  Emerald Notes of the MBNA,
                    2.36%, 2/9/05 (Acquired 12/7/04,
                    Cost $7,966,436)(2)                               7,979,547
        20,000,000  HBOS Treasury Services plc,
                    2.32%, 2/28/05                                   19,925,244
        45,000,000  Legacy Capital Company LLC,
                    2.24%, 1/7/05 (Acquired 12/1/04,
                    Cost $44,896,400)(2)                             44,983,200
        15,000,000  Lexington Parker Capital, 2.00%,
                    1/10/05 (Acquired 10/12/04,
                    Cost $14,925,000)(2)                             14,992,500
        30,000,000  Lexington Parker Capital, 2.24%,
                    1/11/05 (Acquired 11/23/04,
                    Cost $29,908,533)(2)                             29,981,334
        10,100,000  Lexington Parker Capital, 2.15%,
                    2/8/05 (Acquired 11/3/04,
                    Cost $10,041,490)(2)                             10,077,078
         5,000,000  Lexington Parker Capital, 2.40%,
                    4/7/05 (Acquired 12/3/04,
                    Cost $4,958,333)(2)                               4,968,000
        25,000,000  Network Rail CP Finance plc,
                    2.04%, 1/4/05 (Acquired 10/26/04,
                    Cost $24,902,250)(2)                             24,995,750
        10,000,000  Network Rail CP Finance plc,
                    2.34%, 3/2/05 (Acquired 12/1/04,
                    Cost $9,941,500)(2)                               9,961,000
        56,820,000  Newcastle Certificates, 2.03%,
                    1/18/05 (Acquired 10/19/04,
                    Cost $56,528,434)(2)                             56,765,531
        28,000,000  Paradigm Funding LLC, 2.36%,
                    3/4/05 (Acquired 12/2/04,
                    Cost $27,831,487)(2)                             27,886,437

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        30,000,000  Pfizer Inc., 2.47%, 4/4/05
                    (Acquired 12/20/04, Cost
                    $29,783,875)(2)                                  29,808,575
        40,000,000  Spintab AB, 2.11%, 2/3/05                        39,922,633
        46,000,000  Stadshypotek Delaware, Inc.,
                    2.30%, 2/4/05 (Acquired 12/6/04,
                    Cost $45,823,667)(2)                             45,900,078
        21,852,000  Tannehill Capital Co. LLC, 2.33%,
                    1/12/05 (Acquired 12/15/04,
                    Cost $21,812,399)(2)                             21,836,443
         5,305,000  Tannehill Capital Co. LLC, 2.32%,
                    2/23/05 (Acquired 11/26/04,
                    Cost $5,274,573)(2)                               5,286,881
        29,000,000  UBS Finance LLC, 2.20%, 1/3/05                   28,996,455
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                              759,329,624
                                                                 ---------------

CORPORATE BONDS - 25.6%
         9,700,000  215 Jane Investors LLC, Series
                    2002, VRN, 2.40%, 1/5/05 (LOC:
                    Fleet National Bank)                              9,700,000
        16,000,000  American Honda Finance Corp.,
                    VRN, 2.18%, 1/13/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.13% with no caps (Acquired
                    9/30/04, Cost $16,006,848)(2)                    16,000,731
        15,000,000  Banque Nationale de Paris, VRN,
                    2.30%, 2/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.08% with no caps                               14,998,470
        26,200,000  Barclays Bank plc, VRN, 2.46%,
                    3/30/05, resets quarterly off the
                    3-month LIBOR minus 0.09% with
                    no caps                                          26,197,098
        41,000,000  Blue Heron Funding Limited, VRN,
                    2.45%, 1/21/05, resets monthly off
                    the 1-month LIBOR minus 0.03%
                    with no caps (Acquired 5/20/03,
                    Cost $41,000,000)(2)                             41,000,000
         3,550,000  Colorado Natural Gas Inc., VRN,
                    2.47%, 1/6/05 (LOC: Harris Trust &
                    Savings Bank)                                     3,550,000
         5,250,000  Dormitory Partnership Phase I,
                    VRN, 2.47%, 1/6/05 (LOC: Allied
                    Irish Banks PLC)                                  5,250,000
        32,000,000  General Electric Capital Corp.,
                    Series A, VRN, 2.62%, 3/15/05,
                    resets quarterly off the 3-month
                    LIBOR plus 0.13% with no caps                    32,011,055
         1,555,000  Herman & Kittle Capital LLC, VRN,
                    2.47%, 1/6/05 (LOC: FHLB)                         1,555,000
         6,000,000  Herman & Kittle Capital LLC, VRN,
                    2.47%, 1/6/05 (LOC: FHLB)                         6,000,000
        20,000,000  Lloyds TSB Bank plc, VRN, 2.31%,
                    3/1/05, resets quarterly off the
                    3-month LIBOR minus 0.09% with
                    no caps                                          19,990,269
         4,150,000  Mark-Lynn Foods Inc., VRN, 2.44%,
                    1/6/05 (LOC: Columbus
                    Bank & Trust)                                     4,150,000
        25,000,000  Merrill Lynch & Co. Inc., VRN,
                    2.37%, 1/13/05, resets quarterly
                    off the 3-month LIBOR plus 0.32%
                    with no caps                                     25,001,386
        30,000,000  Morgan Stanley, VRN, 2.35%,
                    1/24/05, resets quarterly off the
                    3-month LIBOR plus 0.25% with
                    no caps                                          30,005,891
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 2.41%, 1/6/05 (LOC:
                    ABN-Amro Bank N.V.)                               7,100,000
         5,800,000  Oklahoma Christian University Inc.,
                    VRN, 2.47%, 1/6/05 (LOC: FHLB)                    5,800,000
        11,000,000  Palms at Brentwood, 2.47%,
                    1/6/05 (LOC: Amsouth Bank)                       11,000,000
        32,000,000  Pfizer Inc., VRN, 2.12%, 2/4/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.06% with no caps                   32,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        20,000,000  Procter & Gamble Co., VRN, 2.42%,
                    3/9/05, resets quarterly off the
                    3-month LIBOR minus 0.03% with
                    no caps                                          20,000,000
        45,000,000  Rabobank Nederland N.V., VRN,
                    2.12%, 2/8/05, resets quarterly off
                    the 3-month LIBOR minus 0.095%
                    with no caps                                     44,998,516
        10,000,000  Salvation Army, VRN, 2.42%,
                    1/6/05 (LOC: Bank of New York)                   10,000,000
         8,000,000  Salvation Army, VRN, 2.42%,
                    1/6/05 (LOC: Bank of New York)                    8,000,000
        40,000,000  Toyota Motor Credit Corp., VRN,
                    2.46%, 1/3/05, resets daily off the
                    Federal Funds Rate plus 0.23%
                    with no caps                                     40,012,371
        20,000,000  Toyota Motor Credit Corp., VRN,
                    2.47%, 3/31/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.08% with no caps                               20,000,000
        50,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 2.27%, 2/1/05,
                    resets quarterly off the 3-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 11/9/99, Cost $50,000,000)(2)          50,000,000
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 2.29%, 2/6/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps (Acquired
                    8/7/03, Cost $41,000,000)(2)                     41,000,000
        15,000,000  Wells Fargo & Co., VRN, 2.57%,
                    3/24/05, resets quarterly off the
                    3-month LIBOR plus 0.04% with
                    no caps                                          15,003,922
        11,990,000  Woodgrain Millwork Inc., VRN,
                    2.43%, 1/6/05 (LOC: General
                    Electric Capital Corp.)                          11,990,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                               552,314,709
                                                                 ---------------

MUNICIPAL SECURITIES - 14.9%
         3,725,000  Acworth Downtown Development
                    Auth. Rev., (Cable/Fiber Project),
                    VRDN, 2.40%, 1/6/05 (AMBAC)
                    (SBBPA: Bank of America N.A.)                     3,725,000
         7,115,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations Rev., Series
                    2002 B, (Colma Bart), VRDN,
                    2.40%, 1/6/05 (LOC: Bank of
                    America N.A.)                                     7,115,000
         3,600,000  Athens-Clarke County Industrial
                    Development Auth. Rev., (Allen
                    Properties Inc.), VRDN, 2.40%,
                    1/5/05 (LOC: SunTrust Bank)                       3,600,000
         5,275,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 2.47%,
                    1/6/05 (LOC: Citibank N.A.)                       5,275,000
         5,990,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    2.45%, 1/6/05 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                               5,990,000
         3,275,000  Columbus Development Auth. Rev.,
                    (Taxable Woodmont Properties
                    LLC), VRDN, 2.44%, 1/6/05 (LOC:
                    Columbus Bank & Trust)                            3,275,000
        20,000,000  Concordia College Rev., VRDN,
                    2.39%, 1/3/05 (LOC: Bank of
                    America N.A.)                                    20,000,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    2.44%, 1/5/05 (SBBPA: Depfa
                    Bank PLC)                                        20,000,000
         7,000,000  County of Cuyahoga Rev., Series
                    2004 B, (Gateway), VRDN, 2.40%,
                    1/5/05 (SBBPA: Wachovia
                    Bank N.A.)                                        7,000,000
         3,180,000  El Monte COP, Series 2003 B,
                    (Community Improvement), VRDN,
                    2.52%, 1/6/05 (LOC: California
                    State Teacher's Retirement System)                3,180,000
         6,905,000  Gadsden Airport Auth. Rev., VRDN,
                    2.52%, 1/6/05 (LOC: Southtrust
                    Bank N.A.)                                        6,905,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         8,380,000  Georgia Municipal Gas Auth. Rev.,
                    (National Gas Utility Improvements),
                    VRDN, 2.45%, 1/6/05 (LOC:
                    Wachovia Bank N.A., Bayerische
                    Landesbank, and Bank One
                    Kentucky N.A.)                                    8,380,000
         7,600,000  Grand Traverse Band Economic
                    Development Corp. Rev., VRDN,
                    2.40%, 1/6/05 (LOC: Bank of
                    America N.A.)                                     7,600,000
         9,800,000  Illinois Financial Auth. Rev., VRDN,
                    2.40%, 1/6/05 (LOC: LaSalle
                    Bank N.A.)                                        9,800,000
         8,650,000  Jackson Energy Auth. Rev.,
                    Series 2003 A, VRDN, 2.40%,
                    1/5/05 (FGIC) (SBBPA: Bank of
                    America N.A.)                                     8,650,000
         9,000,000  Jackson Energy Auth. Rev., Series
                    2003 B, VRDN, 2.40%, 1/6/05
                    (FGIC) (SBBPA: Bank of
                    America N.A.)                                     9,000,000
         6,000,000  Kankakee GO, (Exit 308), VRDN,
                    2.40%, 1/6/05 (RADIAN) (SBBPA:
                    Bank One N.A.)                                    6,000,000
         1,800,000  Las Cruces Industrial Rev., (F&A
                    Dairy Products), VRDN, 2.50%,
                    3/1/05 (LOC: Wells Fargo
                    Bank N.A.)                                        1,800,000
         3,000,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN, 2.62%,
                    1/6/05 (LOC: Allied Irish Bank plc)               3,000,000
        10,000,000  Michigan State Housing
                    Development Auth. Rev., Series
                    2002 C, VRDN, 2.42%, 1/5/05
                    (MBIA) (SBBPA: Landesbank
                    Hessen-Thurigen Girozentrale)                    10,000,000
        10,000,000  Mississippi Business Finance
                    Corporation Industrial Development
                    Rev., (VC Regional Assembly),
                    VRDN, 2.42%, 1/5/05 (LOC:
                    JPMorgan Chase Bank)                             10,000,000
         8,805,000  Montgomery County Redevelopment
                    Auth. Multifamily Housing Rev.,
                    Series 2001 A, (Kingswood
                    Apartments), VRDN, 2.51%,
                    1/6/05 (LOC: FNMA)                                8,805,000
         4,800,000  Newton Economic Development
                    Rev., (Medical Office Plaza), VRDN,
                    2.40%, 1/6/05 (LOC: Bank of
                    America N.A.)                                     4,800,000
        14,305,000  North Carolina Housing Finance
                    Agency Rev., Series 2003 D,
                    (Multifamily), VRDN, 2.47%, 1/5/05
                    (SBBPA: Wachovia Bank N.A.)                      14,305,000
        14,475,000  North Miami Special Obligation
                    Rev., (Pension Funding), VRDN,
                    2.40%, 1/6/05 (AMBAC) (SBBPA:
                    Bank of America N.A.)                            14,475,000
        17,766,000  Oaks Christian School Rev., VRDN,
                    2.42%, 1/6/05 (LOC: U.S.
                    Bank N.A.)                                       17,766,000
         9,865,000  Oklahoma Development Finance
                    Auth. Rev., Series 2003 A,
                    (Langston Development Inc.),
                    VRDN, 2.47%, 1/6/05 (LOC: FHLB)                   9,865,000
         1,900,000  Olathe Industrial Rev., (Zschoche
                    Family), VRDN, 2.47%, 1/6/05
                    (LOC: U.S. Bank N.A.)                             1,900,000
         7,000,000  Olathe Industrial Rev., Series
                    1997 B, (Diamant Boart Inc.),
                    VRDN, 2.66%, 1/6/05 (LOC:
                    Svenska Handelsbanken) (Acquired
                    12/2/02, Cost $7,000,000)(2)                      7,000,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment), VRDN,
                    2.52%, 1/5/05 (AMBAC) (SBBPA:
                    Dexia Credit Local)                               5,000,000
         2,100,000  Orange County Industrial
                    Development Auth. Rev., (Jewish
                    Federation of Greater Orlando),
                    VRDN, 2.40%, 1/6/05 (LOC: Bank
                    of America N.A.)                                  2,100,000
        11,780,000  Pasadena COP, (Los Robles Avenue
                    Parking Facilities), VRDN, 2.42%,
                    1/4/05 (LOC: Bank of New York &
                    California State Teachers
                    Retirement System)                               11,780,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,405,000  Plymouth Rev., (Carlson Center),
                    VRDN, 2.47%, 1/6/05 (LOC: U.S.
                    Bank Trust N.A.)                                  1,405,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev., (Taxable
                    Sincerity Facility LLC), VRDN,
                    2.42%, 1/6/05 (LOC: Bank of
                    New York)                                         9,990,000
         6,900,000  Roman Catholic Diocese of Raleigh
                    Rev., Series 2002 A, VRDN, 2.47%,
                    1/6/05 (LOC: Bank of America N.A.)                6,900,000
         8,000,000  San Jose Financing Auth. Lease
                    Rev., Series 2001 B, (Hayes
                    Mansion Phase), VRDN, 2.41%,
                    1/5/05 (AMBAC) (SBBPA: Bank of
                    Nova Scotia)                                      8,000,000
         5,250,000  Santa Rosa Pension Obligation Rev.,
                    Series 2003 A, VRDN, 2.50%,
                    1/6/05 (LOC: Landesbank
                    Hessen-Thurigen Girozentrale)                     5,250,000
         7,920,000  Savannah College of Art & Design
                    Inc. Rev., Series 2004 BD, VRDN,
                    2.42%, 1/6/05 (LOC: Bank of
                    America N.A.)                                     7,920,000
        13,955,000  Southeast Alabama Gas District
                    Rev., VRDN, 2.52%, 1/6/05 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                    13,955,000
         7,140,000  State of Maine GO, (Taxable Bond
                    Anticipation Notes), 3.50%,
                    6/23/05                                           7,170,124
         4,245,000  Sterling Tax Allocation Rev., (Rock
                    River Redevelopment), VRDN,
                    2.49%, 1/5/05 (LOC: Wachovia
                    Bank N.A.)                                        4,245,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          322,926,124
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 13.0%
        20,000,000  FHLB, 1.50%, 2/4/05                              20,000,000
        35,000,000  FHLB, 1.46%, 3/1/05                              35,000,000
        15,000,000  FHLB, 1.40%, 4/1/05                              15,000,000
        10,000,000  FHLB, 1.40%, 4/4/05                              10,000,000
        12,000,000  FHLB, 1.66%, 5/16/05                             12,000,000
        30,000,000  FHLB, VRN, 1.91%, 1/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.12% with no caps                         29,987,994
        40,000,000  FHLB, VRN, 1.96%, 1/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.07% with no caps                         39,999,979
        20,000,000  FHLMC, VRN, 1.50%, 1/21/05,
                    resets quarterly off the 3-month
                    LIBOR plus 0.07% with no caps                    20,000,000
         8,000,000  FNMA, 1.61%, 5/13/05                              8,000,000
        40,000,000  FNMA, 1.80%, 5/27/05                             40,000,000
        32,000,000  FNMA, VRN, 1.96%, 1/21/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                   31,983,446
        20,000,000  FNMA, VRN, 1.50%, 1/24/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.11375% with
                    no caps                                          20,000,749
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                             281,972,168
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 8.3%
        25,000,000  Calyon New York, 2.34%, 3/1/05                   25,000,000
        15,000,000  CitiBank, N.A., 2.24%, 2/14/05
                    (Acquired 11/12/04,
                    Cost $15,000,000)(2)                             15,000,000
        40,000,000  HBOS Treasury Services plc,
                    1.41%, 1/7/05                                    40,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        25,000,000  Toronto Dominion Bank, 2.50%,
                    4/1/05 (Acquired 12/30/04,
                    Cost $25,000,000)(2)                             25,000,000
        17,000,000  Washington Mutual Bank FA,
                    2.27%, 1/6/05                                    17,000,000
        33,000,000  Washington Mutual Bank FA,
                    2.34%, 1/20/05                                   33,000,000
        25,000,000  Wells Fargo Bank NA, 2.42%,
                    1/5/05 (Acquired 12/28/04,
                    Cost $25,000,000)(2)                             25,000,000
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                       180,000,000
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 97.0%                               2,096,542,625
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 3.0%                                  65,571,029
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $2,162,113,654
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2004.
XLCA = XL Capital Ltd.
(1)  The rate indicated is the yield to maturity at purchase.
(2)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the Act
     Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31,
     2004, was $834,958,271, which represented 38.6% of net assets. Restricted securities considered illiquid represent 4.2% of net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $2,096,542,624
                                                                ================

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) - 39.9%
        $9,500,000  FHLMC, 5.00%,
                    settlement date 1/19/05(2)                      $  9,645,464
            60,470  FHLMC, 6.50%, 2/1/09                                  63,929
            56,364  FHLMC, 6.50%, 12/1/12                                 59,735
           525,374  FHLMC, 6.00%, 1/1/13                                 551,103
            71,669  FHLMC, 7.00%, 11/1/13                                 75,969
           144,106  FHLMC, 7.00%, 6/1/14                                 152,764
           361,464  FHLMC, 6.50%, 6/1/16                                 382,770
           255,351  FHLMC, 6.50%, 6/1/16                                 270,402
         4,619,847  FHLMC, 5.00%, 11/1/17(3)                           4,696,952
         7,129,117  FHLMC, 4.50%, 1/1/19(3)                            7,122,280
             3,552  FHLMC, 8.50%, 10/1/26                                  3,896
            48,101  FHLMC, 7.00%, 9/1/27                                  51,081
            76,384  FHLMC, 6.50%, 1/1/28                                  80,342
            12,710  FHLMC, 7.00%, 2/1/28                                  13,497
           437,633  FHLMC, 6.50%, 3/1/29                                 460,091
           309,523  FHLMC, 6.50%, 6/1/29                                 325,261
            46,323  FHLMC, 7.00%, 8/1/29                                  49,136
           219,265  FHLMC, 7.50%, 8/1/29                                 235,105
             7,569  FHLMC, 6.50%, 5/1/31                                   7,950
           440,941  FHLMC, 6.50%, 5/1/31                                 463,116
             6,766  FHLMC, 6.50%, 6/1/31                                   7,106
             8,898  FHLMC, 6.50%, 6/1/31                                   9,345
            21,564  FHLMC, 6.50%, 6/1/31                                  22,648
             4,648  FHLMC, 6.50%, 6/1/31                                   4,882
           222,486  FHLMC, 6.50%, 6/1/31                                 233,675
            15,946  FHLMC, 6.50%, 6/1/31                                  16,748
         4,309,413  FHLMC, 5.50%, 12/1/33(3)                           4,381,880
        30,797,300  FNMA, 5.50%,
                    settlement date 1/13/05(2)                        31,268,869
        44,074,700  FNMA, 6.00%,
                    settlement date 1/13/05(2)                        45,575,973
        22,075,000  FNMA, 6.50%,
                    settlement date 1/13/05(2)                        23,151,156
         9,750,000  FNMA, 5.00%,
                    settlement date 1/19/05(2)                         9,905,396
        11,900,000  FNMA, 5.50%,
                    settlement date 1/19/05(2)                        12,297,912
           149,785  FNMA, 6.00%, 2/1/09                                  156,968
            54,966  FNMA, 6.00%, 5/1/13                                   57,720
            50,351  FNMA, 6.00%, 5/1/13                                   52,886
           166,552  FNMA, 6.00%, 7/1/13                                  174,898
           282,224  FNMA, 6.00%, 12/1/13                                 296,366
           212,916  FNMA, 6.00%, 1/1/14                                  223,584
           448,160  FNMA, 6.00%, 2/1/14                                  470,616
           379,330  FNMA, 6.00%, 4/1/14                                  398,336
         1,295,199  FNMA, 5.50%, 12/1/16(3)                            1,340,723
         2,362,714  FNMA, 5.50%, 12/1/16(3)                            2,445,759
         3,527,405  FNMA, 4.50%, 5/1/19                                3,518,392
         3,184,631  FNMA, 4.50%, 6/1/19                                3,176,494
           241,605  FNMA, 6.50%, 1/1/26                                  254,314
            42,855  FNMA, 7.00%, 12/1/27                                  45,522
             7,584  FNMA, 6.50%, 1/1/28                                    7,974
            22,459  FNMA, 7.00%, 1/1/28                                   23,856
            91,416  FNMA, 7.50%, 4/1/28                                   98,101
           173,023  FNMA, 7.00%, 5/1/28                                  183,674
            17,392  FNMA, 7.00%, 6/1/28                                   18,463
            57,864  FNMA, 6.50%, 1/1/29                                   60,805
           188,411  FNMA, 6.50%, 4/1/29                                  197,914
            97,748  FNMA, 7.00%, 7/1/29                                  103,796
            99,516  FNMA, 7.00%, 7/1/29                                  105,613
           185,383  FNMA, 7.50%, 7/1/29                                  198,759

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
            74,527  FNMA, 7.00%, 5/1/30                                   79,030
           289,278  FNMA, 7.50%, 8/1/30                                  309,959
           153,233  FNMA, 7.50%, 9/1/30                                  164,189
         1,089,299  FNMA, 7.00%, 9/1/31(3)                             1,154,762
           418,589  FNMA, 6.50%, 1/1/32                                  439,425
         3,619,161  FNMA, 7.00%, 6/1/32(3)                             3,836,579
         1,488,249  FNMA, 6.50%, 8/1/32(3)                             1,562,327
         5,561,770  FNMA, 5.50%, 6/1/33(3)                             5,651,209
         5,774,474  FNMA, 5.50%, 8/1/33(3)                             5,867,333
         6,312,329  FNMA, 5.50%, 9/1/33(3)                             6,413,838
        11,354,043  FNMA, 5.50%, 1/1/34(3)                            11,536,627
            55,715  GNMA, 7.50%, 8/20/17                                  59,859
           169,113  GNMA, 7.00%, 11/15/22                                180,736
            78,228  GNMA, 8.75%, 3/15/25                                  87,243
            34,469  GNMA, 7.00%, 4/20/26                                  36,634
            68,689  GNMA, 7.50%, 8/15/26                                  73,978
            36,693  GNMA, 8.00%, 8/15/26                                  39,924
             6,340  GNMA, 7.50%, 4/15/27                                   6,824
            82,919  GNMA, 7.50%, 5/15/27                                  89,251
            53,593  GNMA, 8.00%, 6/15/27                                  58,260
             5,473  GNMA, 7.50%, 11/15/27                                  5,891
            61,433  GNMA, 7.00%, 2/15/28                                  65,397
            61,951  GNMA, 7.50%, 2/15/28                                  66,569
            75,513  GNMA, 6.50%, 3/15/28                                  79,641
            69,522  GNMA, 7.00%, 4/15/28                                  74,008
           252,774  GNMA, 6.50%, 5/15/28                                 266,594
             4,197  GNMA, 6.50%, 5/15/28                                   4,427
            36,751  GNMA, 6.50%, 5/15/28                                  38,760
           111,738  GNMA, 7.00%, 12/15/28                                118,949
            14,621  GNMA, 8.00%, 12/15/29                                 15,877
           393,131  GNMA, 7.00%, 5/15/31                                 417,853
                                                                 ---------------
TOTAL MORTGAGE-BACKED SECURITIES                                     203,999,919
(Cost $202,917,906)                                              ---------------

CORPORATE BONDS - 23.3%
AUTOMOBILES - 0.4%
         1,660,000  DaimlerChrysler N.A.
                    Holding Corp., 7.30%, 1/15/12                      1,887,125
                                                                 ---------------
BEVERAGES - 0.5%
         1,070,000  Foster's Finance Corp.,
                    4.875%, 10/1/14 (Acquired
                    10/1/04, Cost $1,059,182)(4)                       1,065,829
         1,500,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $1,494,855)(4)                                1,514,894
                                                                 ---------------
                                                                       2,580,723
                                                                 ---------------
CAPITAL MARKETS - 0.7%
         1,200,000  Goldman Sachs Group Inc.,
                    5.70%, 9/1/12(5)                                   1,273,999
         1,500,000  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                    1,537,337
           900,000  Morgan Stanley, 4.25%,
                    5/15/10(5)                                           901,170
                                                                 ---------------
                                                                       3,712,506
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.5%
         1,100,000  Banco Santander Chile SA,
                    5.375%, 12/9/14 (Acquired
                    12/2/04, Cost $1,097,899)(4)                       1,120,973
         3,100,000  Bank of America Corp.,
                    4.375%, 12/1/10                                    3,113,243
           980,000  Marshall & Ilsley Bank,
                    4.125%, 9/4/07                                       999,372
         1,230,000  SouthTrust Corp.,
                    5.80%, 6/15/14(5)                                  1,304,897
         1,330,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                     1,324,225
                                                                 ---------------
                                                                       7,862,710
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
         2,250,000  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                      2,328,750
           650,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                        642,075
         1,100,000  Waste Management Inc.,
                    7.00%, 7/15/28                                     1,244,464
                                                                 ---------------
                                                                       4,215,289
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           900,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      915,271
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
         2,000,000  Ball Corp., 7.75%, 8/1/06                          2,110,000
                                                                 ---------------
DIVERSIFIED - 1.4%
         5,775,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $6,129,842)(4)                                7,057,483
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
         1,500,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07(5)                  1,529,276
         1,240,000  CIT Group Inc., 5.125%, 9/30/14                    1,244,154
         3,570,000  Citigroup Inc., 5.00%, 9/15/14
                    (Acquired 5/6/03-9/9/04, Cost
                    $3,532,073)(3)(4)                                  3,594,058
         1,500,000  Ford Motor Credit Co.,
                    5.80%, 1/12/09(5)                                  1,534,575
         2,000,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09(3)                                2,159,524
           840,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(5)                                    842,652
         1,550,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                      1,743,474
                                                                 ---------------
                                                                      12,647,713
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
         1,465,000  British Telecommunications plc,
                    7.00%, 5/23/07                                     1,571,736
         1,590,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                         1,896,398
           600,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           618,223
           650,000  France Telecom, 8.50%,                               776,342
           900,000  SBC Communications Inc.,
                    5.10%, 9/15/14                                       910,091
         1,180,000  Sprint Capital Corp.,
                    8.375%, 3/15/12(5)                                 1,439,419
                                                                 ---------------
                                                                       7,212,209
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
         1,800,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                               1,931,399
         1,320,000  FirstEnergy Corp., 6.45%, 11/15/11                 1,436,140

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           650,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(5)                                     677,453
           600,000  Tampa Electric Co.,
                    6.375%, 8/15/12(5)                                   661,952
         1,550,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                    1,579,428
                                                                 ---------------
                                                                       6,286,372
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           800,000  CVS Corp., 4.00%, 9/15/09                            797,084
         1,700,000  Safeway Inc., 6.50%, 3/1/11(5)                     1,864,189
                                                                 ---------------
                                                                       2,661,273
                                                                 ---------------
GAS UTILITIES - 0.1%
           500,000  Columbia Energy Group,
                    6.80%, 11/28/05                                      515,484
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
         1,500,000  Beckman Coulter Inc.,
                    7.45%, 3/4/08                                      1,653,816
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
         1,150,000  Mandalay Resort Group,
                    6.45%, 2/1/06                                      1,181,625
         1,700,000  MGM Mirage, 6.00%, 10/1/09                         1,751,000
         1,900,000  Park Place Entertainment Corp.,
                    7.875%, 12/15/05                                   1,976,000
         1,100,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                    1,193,500
         2,150,000  Yum! Brands Inc., 8.875%, 4/15/11                  2,659,681
                                                                 ---------------
                                                                       8,761,806
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
         1,180,000  KB Home, 6.375%, 8/15/11                           1,244,900
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
         1,230,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                     1,230,915
         2,000,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   2,055,322
                                                                 ---------------
                                                                       3,286,237
                                                                 ---------------
INSURANCE - 1.1%
         2,000,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,996,080)(4)(5)                             2,025,258
         1,450,000  Genworth Financial Inc.,
                    5.75%, 6/15/14(5)                                  1,536,756
         2,200,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $2,199,956)(3)(4)                             2,207,359
                                                                 ---------------
                                                                       5,769,373
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
           350,000  IAC/InterActiveCorp,
                    7.00%, 1/15/13                                       386,673
                                                                 ---------------
MACHINERY - 0.4%
         2,000,000  Caterpillar Financial Services
                    Corp., 2.59%, 7/15/06                              1,981,800
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MEDIA - 2.4%
           790,000  Clear Channel Communications Inc.,
                    4.25%, 5/15/09(5)                                    782,775
         1,320,000  Clear Channel Communications Inc.,
                    5.00%, 3/15/12                                     1,309,528
           260,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       321,101
         3,000,000  Comcast Corp., 5.50%, 3/15/11(5)                   3,175,023
         3,100,000  COX Communications Inc.,
                    5.45%, 12/15/14 (Acquired
                    12/10/04, Cost $3,088,902)(4)                      3,105,778
         1,050,000  CSC Holdings Inc., 6.75%, 4/15/12
                    (Acquired 3/30/04-8/5/04, Cost
                    $1,030,750)(4)(5)                                  1,086,750
         1,000,000  Interpublic Group of Cos. Inc.,
                    6.25%, 11/15/14                                    1,016,860
         1,000,000  News America Holdings,
                    7.75%, 1/20/24                                     1,189,044
                                                                 ---------------
                                                                      11,986,859
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
         2,300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    2,317,494
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           600,000  May Department Stores Co.,
                    3.95%, 7/15/07                                       601,372
         1,600,000  May Department Stores Co.,
                    4.80%, 7/15/09                                     1,628,538
                                                                 ---------------
                                                                       2,229,910
                                                                 ---------------
OIL & GAS - 1.7%
           800,000  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                     1,023,044
         1,600,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                      1,581,852
           780,000  Enbridge Energy Partners L.P.,
                    5.35%, 12/15/14                                      792,482
         1,380,000  Enterprise Products Operating L.P.,
                    4.625%, 10/15/09 (Acquired
                    10/8/04-10/15/04, Cost
                    $1,393,636)(4)                                     1,379,300
           800,000  Enterprise Products Operating L.P.,
                    5.60%, 10/15/14 (Acquired
                    10/4/04, Cost $804,976)(4)                           808,605
         1,400,000  Kerr-McGee Corp.,
                    6.875%, 9/15/11                                    1,578,648
           370,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                      374,889
         1,150,000  XTO Energy Inc., 6.25%, 4/15/13                    1,260,616
                                                                 ---------------
                                                                       8,799,436
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           800,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       837,595
                                                                 ---------------
ROAD & RAIL - 0.9%
         1,500,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,628,777
         1,150,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                     1,444,661
         1,400,000  Norfolk Southern Corp.,
                    7.05%, 5/1/37                                      1,642,706
                                                                 ---------------
                                                                       4,716,144
                                                                 ---------------
SOFTWARE - 0.3%
         1,340,000  Computer Associates
                    International Inc., 4.75%, 12/1/09
                    (Acquired 12/9/04,
                    Cost $1,359,216)(4)                                1,351,269
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.5%
         1,720,000  Washington Mutual Bank,
                    5.50%, 1/15/13                                     1,779,123
           900,000  Washington Mutual Bank,
                    5.125%, 1/15/15                                      895,621
                                                                 ---------------
                                                                       2,674,744
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
         1,500,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     1,560,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                119,222,214
(Cost $115,633,961)                                              ---------------

U.S. TREASURY SECURITIES - 14.6%
         4,700,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(5)                                 6,453,138
        11,100,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(3)(5)                              12,998,710
         5,700,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(5)                                6,658,985
         1,500,000  U.S. Treasury Bonds,
                    5.50%, 8/15/28(5)                                  1,623,986
         3,550,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31(5)                                 3,839,826
         5,822,335  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(5)                           6,008,836
         9,250,000  U.S. Treasury Notes,
                    4.00%, 6/15/09(3)(5)                               9,428,858
         8,250,000  U.S. Treasury Notes,
                    4.375%, 8/15/12(5)                                 8,449,485
         4,000,000  U.S. Treasury Notes,
                    4.75%, 5/15/14(5)                                  4,169,688
        14,850,000  U.S. Treasury Notes,
                    4.25%, 8/15/14(3)(5)                              14,887,718
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        74,519,230
(Cost $73,753,460)                                               ---------------

ASSET-BACKED SECURITIES(1) - 21.1%
           508,077  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $506,718)(4)                                    506,680
         4,267,220  Accredited Mortgage Loan Trust,
                    Series 2004 4, Class A2A, VRN,
                    2.57%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.35%
                    with no caps(3)                                    4,267,220
         1,496,979  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 2.58%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                            1,498,092
           105,357  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A,
                    7.14%,11/25/33                                       105,088
           447,116  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                       445,617
           341,670  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $341,670)(4)                           340,968
           429,938  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $429,938)(4)                          429,938
           233,650  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A,
                    4.55%, 4/25/34                                       234,249
           383,705  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A,
                    4.70%, 7/25/34                                       382,733
           219,809  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $219,802)(4)                                    219,809

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           112,942  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003-1, Class N1,
                    6.90%, 7/26/33                                       112,824
           285,819  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2004 OPT4, Class N1,
                    4.45%, 5/26/34                                       284,804
         5,100,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 2.46%, 1/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(3)                   5,108,400
         2,351,296  Centex Home Equity,
                    Series 2004 C, Class AF1, VRN,
                    2.82%, 1/1/05(3)                                   2,343,598
            27,660  CIT RV Trust, Series 1997 A,
                    Class A6 SEQ, 6.35%, 4/15/11                          27,718
            63,174  CIT RV Trust, Series 1998 A,
                    Class A4 SEQ, 6.09%, 2/15/12                          63,485
         4,900,000  CNH Equipment Trust,
                    Series 2004 A, Class A3A, VRN,
                    2.47%, 1/15/05, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    and no caps(3)                                     4,903,935
         2,107,441  Countrywide Asset-Backed
                    Certificates, Series 2004 11,
                    Class A1, VRN, 2.61%, 1/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19%
                    with no caps(3)                                    2,109,515
           259,987  Countrywide Asset-Backed
                    Certificates, Series 2004 11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $259,848)(4)                                    259,429
         5,210,000  Countrywide Asset-Backed
                    Certificates, Series 2004 13,
                    Class AV1, VRN, 2.49%, 1/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14%
                    with no caps                                       5,210,000
           324,751  Countrywide Asset-Backed
                    Certificates, Series 2004 5N,
                    Class N1, 5.50%, 10/25/35                            324,651
         4,068,529  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    2.59%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                       4,071,487
         1,300,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                        1,425,741
         3,122,769  Equifirst Mortgage Loan Trust,
                    Series 2004 3, Class A1, VRN,
                    2.58%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                       3,124,780
           279,686  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                       278,894
         8,475,000  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 2.33%,
                    1/25/05, resets monthly off the
                    1-month LIBOR plus 0.15%
                    with no caps                                       8,475,000
           337,498  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                       337,158
         1,500,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B,
                    4.79%,11/15/06                                     1,513,158
        14,900,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 2.44%, 1/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04%
                    with no caps(3)                                   14,920,458
           343,247  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $343,247)(4)                                    342,036
         8,631,415  GE Corporate Aircraft Financing
                    LLC, Series 2004 1A, Class A1,
                    VRN, 2.00%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps
                    (Acquired 10/5/04,
                    Cost $8,631,415)(3)(4)                             8,630,552
           392,448  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $392,623)(4)                                    392,251
           305,633  Long Beach Asset Holdings
                    Corporation, Series 2004-5,
                    Class C and P, 5.00%, 9/25/34
                    (Acquired 9/15/04,
                    Cost $306,297)(4)                                    305,156
           126,620  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $126,614)(4)                                    126,121

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
           151,357  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                       151,833
           130,551  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $131,204)(4)                           130,503
         3,638,812  Novastar Home Equity Loan,
                    Series 2004 4, Class A2A, VRN,
                    2.61%, 1/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with no caps(3)                                    3,641,155
           445,647  Novastar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $445,647)(4)                           443,408
        10,970,303  Park Place Securities Inc.,
                    Series 2004 WHQ2, Class A3B,
                    VRN, 2.58%, 1/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps(3)                        10,970,291
         3,417,242  Residential Asset Mortgage
                    Products Inc,, Series 2004 RS10,
                    Class AII1, VRN, 2.59%, 1/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14%(3)                                          3,419,730
           590,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       581,298
         6,972,738  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 2.56%, 1/24/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps(3)                         6,978,602
           262,983  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34                                       263,147
           343,642  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $344,393)(4)                                    342,836
         6,928,703  SLMA Student Loan Trust,
                    Series 2004-8, Class A1, VRN,
                    2.09%, 1/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(3)                              6,933,297
           883,187  WFS Financial Owner Trust,
                    Series 2004-3, Class A1 SEQ,
                    1.73%, 8/17/05                                       883,296
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                        107,860,941
(Cost $107,694,439)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 10.3%
         7,990,000  FHLMC, 3.75%, 8/3/07(5)                            8,001,969
        15,900,000  FNMA, 3.75%, 5/17/07(3)                           15,931,355
         3,500,000  FNMA, 6.625%, 10/15/07(3)                          3,795,488
        14,400,000  FNMA, 5.75%, 2/15/08(5)                           15,349,709
         4,100,000  FNMA, 3.25%, 8/15/08(5)                            4,049,377
         5,575,000  FNMA, 4.625%, 10/15/14(5)                          5,590,080
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               52,717,978
(Cost $52,802,638)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 8.6%
        29,285,235  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.83%, 1/1/05                                        877,239
        35,019,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.81%, 1/1/05                       1,541,961
         6,700,000  Bear Stearns Commercial
                    Mortgage Securities,
                    Series 2004 BA5A, Class A1, VRN,
                    2.54%, 1/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.13% with no caps (Acquired
                    12/15/04, Cost $6,700,000) (3)(4)                  6,700,000

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         7,196,181  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.53%, 1/18/05, resets monthly off the
                    1-month LIBOR plus 0.13%
                    with no caps(3)                                    7,209,760
        24,786,863  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    1.15%, 1/1/05                                        920,460
         3,800,000  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 2.64%, 1/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps(3)                   3,807,627
            62,274  Fannie Mae REMIC,
                    Series 1989-35, Class G,
                    9.50%, 7/25/19                                        67,756
           504,432  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3,
                    Class A1 SEQ, 5.20%, 8/15/33                         511,625
         1,650,674  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                      1,669,188
         5,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(3)                             5,318,260
         1,231,669  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                    1,290,834
           944,180  Nationslink Funding Corp.,
                    Series 1998-2, Class A1 SEQ,
                    6.00%, 8/20/30                                       953,805
           434,145  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $434,133)(4)                  433,038
         3,750,000  Washington Mutual, Series 2004 AR4,
                    Class A6, 3.81%, 6/25/34(3)                        3,693,615
         3,500,000  Washington Mutual, Series 2004 AR9,
                    Class A6, 4.28%, 8/25/34(3)                        3,495,373
         5,500,000  Washington Mutual, Series 2004 AR9,
                    Class A7, VRN, 4.23%, 1/01/05(3)                   5,507,772
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             43,998,313
(Cost $43,882,080)                                               ---------------

MUNICIPAL SECURITIES - 0.3%
         1,650,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,596,573
                                                                 ---------------
(Cost $1,650,000)

TEMPORARY CASH INVESTMENTS - 7.9%
        14,684,000  FHLB Discount Notes,
                    1.25%, 1/3/05(3)(6)                               14,681,213
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
7.50%, 11/15/16, valued at $26,475,994),
in joint trading account at 1.45%, dated 12/31/04,
due 1/3/05 (Delivery value $25,768,113)(3)                            25,765,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      40,446,213
(Cost $40,447,980)                                               ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR SECURITIES LENDING(7) - 14.5%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.30%, dated 12/31/04, due
1/3/05 (Delivery value $18,986,226)                                   18,982,588
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.25%, dated 12/31/04, due 1/3/05
(Delivery value $55,010,313)                                          55,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                73,982,588
(Cost $73,982,588)                                               ---------------

TOTAL INVESTMENT SECURITIES - 140.5%                                 718,343,969
                                                                 ---------------
(Cost $712,765,052)

OTHER ASSETS AND LIABILITIES(8) - (40.5)%                          (207,068,226)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $511,275,743
                                                                 ===============

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------
FUTURES CONTRACTS*
                                                         Underlying Face
Contracts Purchased                   Expiration Date    Amount at Value    Unrealized Gain
-------------------------------------------------------------------------------------------
 131  U.S. Treasury 10-Year Notes     March 2005         $14,663,813         $165,502
                                                       ====================================

                                                         Underlying Face
 Contracts Sold                       Expiration Date    Amount at Value    Unrealized Loss
-------------------------------------------------------------------------------------------
 437  U.S. Treasury 2-Year Notes      March 2005         $ 91,592,469        $103,343
 247  U.S. Treasury 5-Year Notes      March 2005           27,054,219         119,821
                                                        -----------------------------------
                                                         $118,646,688        $223,164
                                                       ====================================
*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS***
Notional                                                 Expiration       Unrealized
Amount        Description of Agreement                   Date                Loss
------------------------------------------------------------------------------------
$9,500,000    Receive semiannually a fixed rate equal    September 2007    $(5,465)
              to 3.24375% and pay quarterly a variable                     ========
              rate based on the 3-month LIBOR with
              Deutsche Bank Securities, Inc.

***Swap agreements are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
(1)  Final maturity indicated, unless otherwise noted.
(2)  Forward commitment.
(3)  Security, or a portion thereof, has been segregated for a forward commitment, futures contract, and/or swap agreement.
(4)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at December 31, 2004, was
     $45,920,281, which represented 9.0% of net assets.
(5)  Security, or a portion thereof, was on loan as of December 31, 2004.
(6)  The rate indicated is the yield to maturity at purchase.
(7)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(8)  Includes payables for forward commitments and payables for collateral received for securities lending.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                     $712,802,648
                                                                 ===============
Gross tax appreciation of investments                                 $6,469,913
Gross tax depreciation of investments                                  (928,592)
                                                                 ---------------
Net tax appreciation of investments                                   $5,541,321
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 90.3%
AEROSPACE & DEFENSE - 1.0%
          $650,000  K&F Acquisition Inc., 7.75%,
                    11/15/14 (Acquired 11/5/04,
                    Cost $663,000)(1)                              $     674,375
                                                                 ---------------
AUTO COMPONENTS - 1.0%
           650,000  Tenneco Automotive Inc., 8.625%,
                    11/15/14 (Acquired 11/9/04,
                    Cost $661,813)(1)                                    679,250
                                                                 ---------------
BUILDING PRODUCTS - 1.6%
           750,000  Maax Corp., 9.75%, 6/15/12
                    (Acquired 5/27/04-12/3/04, Cost
                    $781,875)(1)                                         796,875
           250,000  THL Buildco Inc., 8.50%, 9/1/14
                    (Acquired 8/12/04, Cost
                    $250,000)(1)                                         262,500
                                                                 ---------------
                                                                       1,059,375
                                                                 ---------------
CAPITAL MARKETS - 0.8%
           500,000  Refco Finance Holdings LLC,
                    9.00%, 8/1/12 (Acquired 7/22/04,
                    Cost $500,000)(1)                                    550,000
                                                                 ---------------
CHEMICALS - 5.0%
           850,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09(2)                                   898,875
         1,000,000  Huntsman International
                    Holdings LLC, 13.17%, 12/31/09(3)                    565,000
            46,512  IMC Global Inc., Series 2001 B,
                    10.875%, 6/1/08                                       56,047
           750,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08                                      817,500
            46,512  Millennium America Inc.,
                    9.25%, 6/15/08                                        53,140
           900,000  United Industries Corp.,
                    9.875%, 4/1/09                                       946,125
                                                                 ---------------
                                                                       3,336,687
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.3%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(2)                                   729,375
           650,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        721,500
           600,000  Cenveo Corp., 7.875%, 12/1/13(2)                     561,000
           900,000  United Rentals North America Inc.,
                    6.50%, 2/15/12                                       882,000
                                                                 ---------------
                                                                       2,893,875
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
           500,000  Xerox Corp., 6.875%, 8/15/11(2)                      535,000
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
            80,000  URS Corp., 12.25%, 5/1/09                             85,600
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.3%
           400,000  ACIH Inc., 0.00%, 12/15/12
                    (Acquired 12/21/04, Cost
                    $287,164)(1)(4)                                      291,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  Associated Materials Inc.,
                    9.75%, 4/15/12                                       561,250
                                                                 ---------------
                                                                         852,250
                                                                 ---------------
CONTAINERS & PACKAGING - 1.6%
           250,000  BWAY Corp., 10.00%, 10/15/10                         261,250
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12 (Acquired
                    9/29/04, Cost $250,000)(1)                           263,750
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14 (Acquired
                    9/29/04, Cost $505,625)(1)                           536,250
                                                                 ---------------
                                                                       1,061,250
                                                                 ---------------
DISTRIBUTORS - 0.8%
           500,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        502,500
                                                                 ---------------
DIVERSIFIED - 6.3%
         3,813,952  Lehman Brothers TRAINS(reg.sm),
                    Series 2004-1, 8.21%, 8/1/15
                    (Acquired 4/28/04,
                    Cost $4,085,734)(1)(2)                             4,179,100
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           250,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(2)                                    250,789
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
           250,000  Intelsat Ltd., 6.50%, 11/1/13(2)                     227,870
           250,000  Qwest Capital Funding Inc.,
                    7.75%, 8/15/06(2)                                    264,375
           550,000  Qwest Services Corp.,
                    14.00%, 12/15/10 (Acquired
                    5/21/03-7/24/03,
                    Cost $618,500)(1)                                    664,125
                                                                 ---------------
                                                                       1,156,370
                                                                 ---------------
ELECTRIC UTILITIES - 3.1%
           800,000  MSW Energy Holdings LLC,
                    8.50%, 9/1/10                                        880,000
           600,000  NRG Energy Inc., 8.00%, 12/15/13
                    (Acquired 12/17/03-12/19/03,
                    Cost $603,500)(1)                                    657,000
           500,000  Texas Genco LLC, 6.875%,
                    12/15/14 (Acquired 12/8/04,
                    Cost $514,500)(1) (2)                                519,375
                                                                 ---------------
                                                                       2,056,375
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
           400,000  Solectron Corp., 9.625%, 2/15/09                     442,000
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.9%
           650,000  BRL Universal Equipment,
                    8.875%, 2/15/08                                      686,563
           600,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     658,500
           570,000  Newpark Resources,
                    8.625%, 12/15/07                                     579,975
                                                                 ---------------
                                                                       1,925,038
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.8%
           500,000  Stater Brothers Holdings,
                    8.125%, 6/15/12(2)                                   531,250
                                                                 ---------------
FOOD PRODUCTS - 0.8%
           500,000  Hines Nurseries Inc.,
                    10.25%, 10/1/11                                      548,750
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%
           760,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      832,200
           650,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     679,250
                                                                 ---------------
                                                                       1,511,450
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
           500,000  Alliance Imaging, 7.25%,
                    12/15/12 (Acquired 12/9/04,
                    Cost $500,000)(1)                                    511,250
           750,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      817,500
                                                                 ---------------
                                                                       1,328,750
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 11.1%
           500,000  Equinox Holdings Inc.,
                    4.125%, 9/1/12(2)                                    535,000
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       537,500
           100,000  Herbst Gaming Inc.,
                    7.00%, 11/15/14 (Acquired
                    11/5/04, Cost $100,000)(1)(2)                        101,750
           500,000  Intrawest Corp., 7.50%, 10/15/13
                    (Acquired 9/22/04, Cost
                    $514,218)(1)                                         534,375
           400,000  Park Place Entertainment Corp.,
                    7.875%, 12/15/05                                     416,000
           650,000  Park Place Entertainment Corp.,
                    9.375%, 2/15/07                                      718,250
           250,000  Penn National Gaming Inc.,
                    11.125%, 3/1/08                                      268,125
           650,000  Penn National Gaming Inc.,
                    8.875%, 3/15/10                                      712,563
           900,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                       1,061,999
           500,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       573,750
           850,000  Trump Holdings & Funding,
                    12.625%,3/15/10                                      924,375
           500,000  Venetian Casino Resort LLC,
                    11.00%, 6/15/10                                      573,125
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14 (Acquired 11/22/04,
                    Cost $500,000)(1)                                    497,500
                                                                 ---------------
                                                                       7,454,312
                                                                 ---------------
HOUSEHOLD DURABLES - 5.3%
           250,000  Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                      276,250
           500,000  KB Home, 6.375%, 8/15/11                             527,500
           650,000  Meritage Corporation,
                    9.75%, 6/1/11                                        721,500
           500,000  Sealy Mattress Co., 8.25%, 6/15/14                   532,500
           750,000  WCI Communities Inc.,
                    10.625%, 2/15/11(2)                                  836,250
           550,000  William Lyon Homes Inc.,
                    10.75%, 4/1/13                                       620,813
                                                                 ---------------
                                                                       3,514,813
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.2%
           750,000  Key Components, Inc.,
                    10.50%, 6/1/08                                       781,875
                                                                 ---------------
MEDIA - 10.8%
           200,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12 (Acquired
                    3/30/04, Cost $200,000)(1)                           214,500
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      382,813
           250,000  Charter Communications Holdings
                    LLC/Charter Capital, 0.00%,
                    1/15/05(2)(4)                                        234,375
           952,000  Charter Communications Holdings
                    LLC/Charter Capital, 9.92%,
                    4/1/11(2)(4)                                         816,340
           500,000  Cinemark Inc., 0.00%, 3/15/14(4)                     380,000
           500,000  CSC Holdings Inc.,
                    7.875%, 12/15/07                                     538,750
           250,000  CSC Holdings Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04,
                    Cost $241,250)(1)                                    258,750
           500,000  Dex Media Inc., 8.00%, 11/15/13                      543,750
           500,000  Dex Media Inc.,
                    0.00%, 11/15/08(2)(4)                                394,375
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      513,750
           250,000  Fisher Communications Inc.,
                    8.625%, 9/15/14 (Acquired
                    9/15/04, Cost $250,000)(1)                           271,250
           800,000  Imax Corp., 9.625%, 12/1/10(2)                       875,999
           250,000  Interpublic Group of Cos. Inc.,
                    6.25%, 11/15/14                                      254,215
           500,000  Mediacom LLC, 9.50%, 1/15/13                         504,375
           500,000  PanAmSat Corp., 9.00%, 8/15/14
                    (Acquired 9/24/04, Cost
                    $528,750)(1)(2)                                      560,625
           500,000  Primedia Inc., 8.875%, 5/15/11(2)                    531,250
                                                                 ---------------
                                                                       7,275,117
                                                                 ---------------
METALS & MINING - 1.6%
           550,000  IPSCO Inc., 8.75%, 6/1/13                            632,500
           400,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     420,000
                                                                 ---------------
                                                                       1,052,500
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 1.5%
           400,000  AES Corp. (The),
                    8.875%, 2/15/11(2)                                   459,000
           500,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 5/1/03, Cost
                    $500,000)(1)                                         570,625
                                                                 ---------------
                                                                       1,029,625
                                                                 ---------------
OIL & GAS - 6.6%
           500,000  Citgo Petroleum Corp., 6.00%,
                    10/15/11 (Acquired 10/15/04,
                    Cost $496,500)(1)                                    500,000
           850,000  El Paso Corp., 7.875%, 6/15/12(2)                    893,563
           650,000  Forest Oil Corp., 7.75%, 5/1/14                      710,125
           390,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       444,600
           400,000  Pacific Energy Partners L.P./Pacific
                    Energy Finance Corp., 7.125%,
                    6/15/14                                              428,000
           500,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      538,750
           500,000  Williams Companies Inc.,
                    8.125%, 3/15/12(2)                                   580,000
           250,000  Williams Companies Inc.,
                    7.875%, 9/1/21                                       280,000
                                                                 ---------------
                                                                       4,375,038
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 2.5%
           500,000  Boise Cascade LLC,
                    7.125%, 10/15/14 (Acquired
                    10/15/04-12/8/04,
                    Cost $520,000)(1)                                    531,250
           500,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       573,750
           250,000  Tembec Industries Inc.,
                    8.625%, 6/30/09(2)                                   252,500
           350,000  Tembec Industries Inc.,
                    7.75%, 3/15/12(2)                                    340,375
                                                                 ---------------
                                                                       1,697,875
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           600,000  WH Holdings Ltd./WH Capital Corp.,
                    9.50%, 4/1/11                                        663,000
                                                                 ---------------
REAL ESTATE - 0.3%
           162,000  CB Richard Ellis Services Inc.,
                    9.75%, 5/15/10 (Acquired 5/8/03,
                    Cost $162,000)(1)                                    185,490
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           500,000  Amkor Technology Inc.,
                    7.75%, 5/15/13                                       472,500
                                                                 ---------------
SPECIALTY RETAIL - 3.7%
           700,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12(2)                                    738,500
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13(2)                                          646,500
           600,000  Toys "R" Us, Inc., 7.375%,
                    10/15/18(2)                                          558,000
           500,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      555,000
                                                                 ---------------
                                                                       2,498,000
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           550,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      580,250
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       552,500
           400,000  Nextel Partners Inc.,
                    8.125%, 7/1/11(2)                                    446,000
           650,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12 (Acquired
                    11/19/04, Cost $666,000)(1)                          692,250
           500,000  SBA Communications Corp.,
                    8.50%, 12/1/12 (Acquired
                    12/1/04, Cost $500,000)(1)                           512,500
           300,000  Ubiquitel Inc., 9.875%, 3/1/11(2)                    338,250
                                                                 ---------------
                                                                       2,541,500
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 60,281,929
(Cost $56,517,849)                                               ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WARRANTS(5)
DIVERSIFIED TELECOMMUNICATION SERVICES(5)
             3,348  Jazztel plc Warrants(6)                                3,274
                                                                 ---------------
(Cost $330)

TEMPORARY CASH INVESTMENTS - 8.1%
         2,114,000  FHLB Discount Notes,
                    1.25%, 1/3/05(7)                                   2,113,599

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
7.50%, 11/15/16, valued at $3,412,644), in a joint
trading account at 1.45%, dated 12/31/04, due
1/3/05 (Delivery value $3,321,401)                                     3,321,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       5,434,599
(Cost $5,434,853)                                                ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 23.4%
REPURCHASE AGREEMENTS - 23.4%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.30%, dated 12/31/04, due
1/3/05 (Delivery value $15,593,734)                                   15,590,746
                                                                 ---------------
(Cost $15,590,746)

TOTAL INVESTMENT SECURITIES - 121.8%                                  81,310,548
                                                                 ---------------
(Cost $77,543,778)

OTHER ASSETS AND LIABILITIES(9) - (21.8)%                           (14,565,117)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 66,745,431
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at December 31 2004, was
     $16,015,715, which represented 24.0% of net assets. None of the restricted securities were considered illiquid.
(2)  Security, or a portion thereof, was on loan as of December 31, 2004.
(3)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective December 31, 2004.
(5)  Category is less than 0.05% of total net assets.
(6)  Non-income producing.
(7)  The rate indicated is the yield to maturity at purchase.
(8)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(9)  Includes payables for collateral received for securities lending.

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $77,543,831
                                                                 ===============
Gross tax appreciation of investments                                 $3,896,161
Gross tax depreciation of investments                                  (129,444)
                                                                 ---------------
Net tax appreciation of investments                                   $3,766,717
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
DECEMBER 31, 2004
[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 32.0%
        $3,250,000  2880 Stevens Creek LLC, VRN,
                    2.62%, 1/5/05 (LOC: Bank of
                    the West)                                      $  3,250,000
         4,000,000  American Honda Finance Corp.,
                    VRN, 2.18%, 1/13/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.13% with no caps (Acquired
                    9/30/04, Cost $4,001,712)(1)                      4,000,198
         6,860,000  Arbor View IV LLC, VRN, 2.52%,
                    1/6/05 (LOC: Regions Bank)                        6,860,000
         5,000,000  Banque Nationale de Paris, VRN,
                    2.30%, 2/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.08% with no caps                                4,999,490
         6,550,000  Barclays Bank plc, VRN, 2.46%,
                    3/30/05, resets quarterly off the
                    3-month LIBOR minus 0.09% with
                    no caps                                           6,549,274
         9,000,000  Blue Heron Funding Limited, VRN,
                    2.45%, 1/21/05, resets monthly
                    off the 1-month LIBOR minus
                    0.03% with no caps
                    (Acquired 5/20/03,
                    Cost $9,000,000)(1)                               9,000,000
         4,445,000  Building 3 LLC, VRN, 2.48%,
                    1/6/05 (Acquired 4/21/04,
                    Cost $4,445,000)(1) (LOC: FHLB)                   4,445,000
         5,000,000  Fifth Third Bank, VRN, 2.30%,
                    1/3/05, resets daily off the Federal
                    Funds Rate plus 0.0625% with
                    no caps                                           4,999,479
         8,000,000  General Electric Capital Corp.,
                    Series A, VRN, 2.62%, 3/15/05,
                    resets quarterly off the 3-month
                    LIBOR plus 0.13% with no caps                     8,002,764
         4,955,000  Green Island Country Club Inc.,
                    VRN, 2.44%, 1/6/05 (LOC:
                    Columbus Bank & Trust)                            4,955,000
         6,500,000  HBOS Treasury Services plc, VRN,
                    2.17%, 1/31/05, resets quarterly
                    off the 3-month LIBOR plus 0.04%
                    with no caps (Acquired 12/9/04,
                    Cost $6,501,047)(1)                               6,500,963
         5,000,000  HBOS Treasury Services plc, VRN,
                    2.53%, 3/14/05, resets quarterly
                    off the 3-month LIBOR plus 0.05%
                    with no caps (Acquired 3/11/04,
                    Cost $5,005,530)(1)                               5,001,095
         6,650,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking Inc.,
                    VRN, 2.53%, 1/6/05 (LOC: FHLB)                    6,650,000
         5,000,000  Lloyds TSB Bank plc, VRN, 2.31%,
                    3/1/05, resets quarterly off the
                    3-month LIBOR minus 0.09% with
                    no caps                                           4,997,567
        10,000,000  Morgan Stanley, VRN, 2.35%,
                    1/24/05, resets quarterly off the
                    3-month LIBOR plus 0.25% with no caps            10,001,964
         8,000,000  Pfizer Inc., VRN, 2.12%, 2/4/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.06% with no caps                    8,000,000
         5,000,000  Procter & Gamble Co., VRN, 2.42%,
                    3/9/05, resets quarterly off the
                    3-month LIBOR minus 0.03% with
                    no caps                                           5,000,000
        10,000,000  Rabobank Nederland N.V., VRN,
                    2.12%, 2/8/05, resets quarterly off
                    the 3-month LIBOR minus 0.095%
                    with no caps                                      9,999,668
         2,000,000  Salvation Army, VRN, 2.42%, 1/6/05
                    (LOC: Bank of New York)                           2,000,000
         4,000,000  Six Ten Properties LLC, VRN,
                    2.44%, 1/6/05 (LOC: Columbus
                    Bank & Trust)                                     4,000,000
         1,145,000  St. Mary's Congregation, Series
                    2004, VRN, 2.57%, 1/6/05 (LOC:
                    Marshall & Isley Bank)                            1,145,000
        10,000,000  Toyota Motor Credit Corp., VRN,
                    2.47%, 3/31/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.08% with no caps                               10,000,000
         5,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 2.27%, 2/1/05,
                    resets quarterly off the 3-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 11/9/99, Cost
                    $5,000,000)(1)                                    5,000,000
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 2.29%, 2/6/05, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03,
                    Cost $9,000,000)(1)                               9,000,000
         5,000,000  Wells Fargo & Co., VRN, 2.57%,
                    3/24/05                                           5,001,308
                                                                 ---------------
TOTAL CORPORATE BONDS                                               149,358,770
                                                                 ---------------

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(2) - 25.8%
         4,548,000  Amstel Funding Corp., 2.02%,
                    1/18/05 (Acquired 10/18/04,
                    Cost $4,524,777)(1)                               4,543,661
         8,600,000  Amstel Funding Corp., 2.38%,
                    3/7/05 (Acquired 12/8/04,
                    Cost $8,549,399)(1)                               8,563,044
         2,500,000  Amsterdam Funding Corp., 2.36%,
                    1/12/05 (Acquired 12/20/04,
                    Cost $2,496,231)(1)                               2,498,197
         5,100,000  Amsterdam Funding Corp., 2.34%,
                    1/21/05 (Acquired 12/16/04,
                    Cost $5,088,066)(1)                               5,093,370
        10,000,000  Crown Point Capital Co., 2.21%,
                    2/7/05 (Acquired 11/12/04,
                    Cost $9,946,592)(1)                               9,977,286
         5,000,000  DEPFA Bank plc, 2.00%, 1/13/05
                    (Acquired 10/13/04,
                    Cost $4,974,722)(1)                               4,996,667
         5,800,000  Dexia Delaware LLC, 2.36%,
                    3/3/05                                            5,776,856
        10,000,000  Emerald Notes of the MBNA, 2.44%,
                    3/15/05 (Acquired 12/16/04,
                    Cost $9,939,678)(1)                               9,950,522
         9,700,000  Fortis Funding LLC, 2.22%,
                    2/17/05 (Acquired 11/15/04,
                    Cost $9,643,772)(1)                               9,671,887
         3,500,000  Govco Incorporated, 2.25%,
                    2/15/05 (Acquired 11/16/04,
                    Cost $3,480,094)(1)                               3,490,156
         1,800,000  HBOS Treasury Services plc,
                    2.30%, 2/14/05                                    1,794,940
         5,000,000  ING (US) Funding LLC, 1.96%,
                    1/4/05                                            4,999,183
        10,273,000  Legacy Capital Company LLC,
                    2.41%, 3/3/05
                    (Acquired 12/6/04-12/15/04,
                    Cost $10,216,486)(1)                             10,231,120
        10,000,000  Lexington Parker Capital, 2.00%,
                    1/10/05 (Acquired 10/12/04,
                    Cost $9,950,000)(1)                               9,995,001
         4,000,000  Lexington Parker Capital, 2.33%,
                    2/22/05 (Acquired 11/30/04,
                    Cost $3,978,512)(1)                               3,986,538
         3,000,000  Morgan Stanley, 2.34%, 1/14/05                    2,997,465
        10,000,000  Newcastle Certificates, 2.03%,
                    1/18/05 (Acquired 10/19/04,
                    Cost $9,948,686)(1)                               9,990,414
         1,900,000  Spintab AB, 2.30%, 1/3/05                         1,899,757
         2,506,000  Tannehill Capital Co. LLC, 2.35%,
                    1/12/05 (Acquired 12/16/04,
                    Cost $2,501,583)(1)                               2,504,201
         4,400,000  Tannehill Capital Co. LLC, 2.25%,
                    1/21/05 (Acquired 11/23/04,
                    Cost $4,383,775)(1)                               4,394,500
         3,000,000  UBS Finance LLC, 2.20%, 1/3/05                    2,999,633
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                              120,354,398
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 21.0%
        10,000,000  FHLB, 1.50%, 2/4/05                              10,000,000
        10,000,000  FHLB, 1.40%, 3/29/05                             10,000,000
         5,000,000  FHLB, 1.40%, 4/4/05                               5,000,000
         5,000,000  FHLB, 1.66%, 5/16/05                              5,000,000
        10,000,000  FHLB, 3.00%, 1/18/06                             10,000,000
         5,000,000  FHLB, VRN, 2.17%, 1/3/05, resets
                    monthly off the 1-month LIBOR
                    minus 0.11% with no caps                          4,995,399
        10,000,000  FHLB, VRN, 1.91%, 1/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.12% with no caps                          9,995,998
        10,000,000  FHLB, VRN, 1.96%, 1/5/05, resets
                    quarterly off the 3-month LIBOR
                    minus 0.07% with no caps                         10,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         3,000,000  FNMA, 1.43%, 2/9/05                               2,996,903
         2,000,000  FNMA, 1.61%, 5/13/05                              2,000,000
        10,000,000  FNMA, 1.80%, 5/27/05                             10,000,000
         8,000,000  FNMA, VRN, 1.96%, 1/21/05,
                    resets quarterly off the 3-month
                    LIBOR minus 0.07% with no caps                    7,995,860
        10,000,000  FNMA, VRN, 1.50%, 1/24/05,
                    resets monthly off the 1-month
                    LIBOR minus 0.11375% with
                    no caps                                          10,000,374
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              97,984,534
                                                                 ---------------

MUNICIPAL SECURITIES - 17.7%
         3,500,000  American National Fish & Wildlife
                    Museum District Rev., Series
                    2004 B, VRDN, 2.52%, 1/6/05
                    (LOC: Commerce Bank N.A.)                         3,500,000
         2,490,000  Arizona Health Facilities Auth. Rev.,
                    Series 2003 C, (Terraces), VRDN,
                    2.52%, 1/6/05 (LOC: Sovereign
                    Bank FSB and Lloyds TSB Bank PLC)                 2,490,000
           795,000  Board Trustees Morgan County
                    Memorial Hospital Rev., (Johnson
                    County), VRDN, 2.59%, 1/6/05
                    (LOC: Fifth Third Bank)                             795,000
         1,860,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    2.45%, 1/6/05 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                               1,860,000
           900,000  California Statewide Communities
                    Development Auth. Rev., (Industrial
                    Improvements), VRDN, 2.55%,
                    1/6/05 (LOC: Bank of the West)                      900,000
         4,400,000  Cobb County Development Auth.
                    Rev., (Leeman Construction
                    Company), VRDN, 2.40%, 1/5/05
                    (LOC: SunTrust Bank)                              4,400,000
           935,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Corey
                    Building), VRDN, 2.57%, 1/6/05
                    (LOC: Wells Fargo Bank N.A.)                        935,000
         1,040,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 2.55%,
                    1/6/05 (LOC: Wells Fargo
                    Bank N.A.)                                        1,040,000
         3,250,000  Columbus Development Auth. Rev.,
                    VRDN, 2.44%, 1/6/05 (LOC:
                    Columbus Bank & Trust)                            3,250,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    2.44%, 1/5/05 (SBBPA: Depfa
                    Bank PLC)                                         5,000,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 2.49%,
                    1/6/05 (LOC: LaSalle Bank N.A.)
                    (Acquired 3/23/01, Cost
                    $5,105,000)(1)                                    5,105,000
         2,000,000  County of Cuyahoga Rev., Series
                    2004 B, (Gateway), VRDN,
                    2.40%, 1/5/05 (SBBPA: Wachovia
                    Bank N.A.)                                        2,000,000
         1,210,000  Crawford Education Facilities Corp.
                    Rev., Series 2004 B, (Refunding
                    Taxable University Package), VRDN,
                    2.52%, 1/6/05 (LOC: BNP Paribas)                  1,210,000
           900,000  Greenville South Carolina Memorial
                    Auditorium District COP, Series
                    1996 C, (BI-LO Center), VRDN,
                    2.61%, 1/5/05 (LOC: Bank of
                    America N.A.)                                       900,000
         6,300,000  Gwinnett County Development
                    Auth. Rev., (Hopewell Christian
                    Academy), VRDN, 2.40%, 1/6/05
                    (LOC: Bank of America N.A.)                       6,300,000
         3,000,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 2.65%, 1/6/05
                    (LOC: Bank of the West)                           3,000,000
         2,985,000  Homestead Special Obligation Rev.,
                    (Speedway), VRDN, 2.40%, 1/5/05
                    (LOC: SunTrust Bank)                              2,985,000
         7,425,000  Kansas City Missouri Tax Increment
                    Rev., Series 2003 B, (Chouteau
                    Development Company LLC), VRDN,
                    2.67%, 1/6/05 (MBIA) (SBBPA:
                    JPMorgan Chase Bank)                              7,425,000
         1,165,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2004 D,
                    (Taxable University La

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

                    Monroe), VRDN, 2.52%, 1/6/05
                    (LOC: Regions Bank)                               1,165,000
         8,125,000  Montebello COP, VRDN, 2.52%,
                    1/5/05 (LOC: Union Bank of
                    California N.A.)                                  8,125,000
           360,000  Nebraska Investment Finance Auth.
                    Multifamily Rev., Series 2001 B,
                    (Riverbend Apartments), VRDN,
                    2.54%, 1/6/05 (LOC: LaSalle Bank
                    N.A.) (Acquired 9/5/01, Cost
                    $360,000)(1)                                        360,000
         2,000,000  Olathe Industrial Rev., Series
                    1997 B, (Diamant Boart Inc.),
                    VRDN, 2.66%, 1/6/05 (LOC:
                    Svenska Handelsbanken) (Acquired
                    12/2/02, Cost $2,000,000)(1)                      2,000,000
         1,900,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    2.55%, 1/6/05 (LOC: Allied Irish
                    Bank plc)                                         1,900,000
         2,100,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B, (Regatta
                    Bay Apartments), VRDN, 2.61%,
                    1/5/05 (LOC: FNMA)                                2,100,000
           100,000  Palm Beach County Florida
                    Housing Finance Auth. Rev., Series
                    2003 B, (Renaissance), VRDN,
                    2.61%, 1/5/05 (FNMA)                                100,000
         1,415,000  St. Charles County Industrial
                    Development Auth. Rev., Series
                    2004 B, (Taxable Development
                    Newco), VRDN, 2.61%, 1/6/05
                    (LOC: Marshall & Ilsley)                          1,415,000
         2,500,000  State of Maine Rev., (Taxable Bond
                    Anticipation Notes), 3.50%,
                    6/23/05                                           2,512,841
         1,785,000  State of Maine Rev., (Taxable Bond
                    Anticipation Notes), 3.50%,
                    6/23/05                                           1,792,531
         2,690,000  West Covina Public Financing
                    Auth. Rev., Series 2002 A, VRDN,
                    2.52%, 1/5/05 (LOC: Union Bank
                    of California N.A. & California State
                    Teachers Retirement System)                       2,690,000
         1,660,000  Winder-Barrow Industrial Building
                    Auth. Rev., Series 2003 B,
                    (Bankhead Highway), VRDN,
                    2.40%, 1/6/05 (LOC: Bank of
                    America N.A.)                                     1,660,000
         3,660,000  Wisconsin State Health &
                    Educational Facilities Auth. Rev.,
                    Series 2004 C, (Southwest Health),
                    VRDN, 2.51%, 1/5/05 (LOC: Fifth
                    Third Bank)                                       3,660,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           82,575,372
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 2.1%
        10,000,000  First Tennessee Bank NA, 2.44%,
                    3/16/05                                          10,000,000
                                                                 ---------------

ZERO-COUPON U.S. GOVERNMENT AGENCY
SECURITIES(2) - 1.1%
         5,000,000  FHLMC STRIPS - COUPON, 1.50%,
                    1/15/05                                           4,997,160
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.7%                                 465,270,234
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.3%                                   1,496,993
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $466,767,227
                                                                 ===============

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2004.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.
XLCA = XL Capital Ltd.
(1)  Security was purchased under Rule 144A or Section 4(2) of the Securities
     Act of 1933 or is a private placement and, unless registered under the
     Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     December 31, 2004, was $150,298,820, which represented 32.2% of net assets. Restricted securities considered illiquid represent 3.1% of net assets.
(2)  The rate indicated is the yield to maturity at purchase.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                   $ 465,270,234
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY INVESTMENT TRUST
             ----------------------------------------------------------

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  February 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  Februrary 22, 2005

By:     /s/ Maryanne L. Roepke
        ------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:  February 22, 2005